LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Tables)	6 Months Ended
Jun. 30, 2020
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule of Long-Term Debt
Others:

	Interest
	June 30,	June 30,	December 31,
	2020	2020	2019
Linkage terms:	%	Unaudited

U.S. dollar	3.5% - 5%	128	381
NIS - fix interest rate	5% - 5.5%	1,655	664

		1,783	1,045
Less - current maturities (trade payables)		(315)	(658)

		1,468	387

Schedule of Maturities of Long-Term Debt (Including Capital Lease)	Minimum future payments at June 30, 2020 due under the long-term debt are as follows:
Long-term loan

First year	316
Second year	420
Third year	428
Fourth year	317
Fifth year	302

1,783